Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

Note 9 – Income Taxes

A reconciliation of differences between the effective income tax rates and the statutory federal rates for the years ended December 31, 2018 and 2017 are as follows:

	2018		2017
	Rate	Amount	Rate	Amount
Tax benefit at US statutory rate	21%	$626,520	34%	$529,518
State taxes, net of federal benefit	5%	149,171	5%	77,870
Impact of new tax law	—	—	(13)%	(202,463)
Change in valuation allowance	(26)%	(775,691)	(26)%	(404,925)
	—	$—	—	$—

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and liabilities at December 31, 2018 and 2017 consisted of the following:

	2018	2017
Net Operating Loss Carryforward	$1,754,151	$978,460
Valuation Allowance	(1,754,151)	(978,460)
Total Net Deferred Tax Assets	$—	$—

As of December 31, 2018, the Company had a net operating loss carry forward for income tax reporting purposes of approximately $6.8 million that may be offset against future taxable income through 2037. Current tax laws limit the amount of loss available to be offset against future taxable income when a substantial change in ownership occurs. Therefore, the amounts available to offset future taxable income may be limited. No tax assets have been reported in the consolidated financial statements because the Company believes there is a 50% or greater chance the carryforwards will expire unused. Accordingly, the potential tax benefits of the loss carry forwards are offset by a valuation allowance of the same amount. The Company is no longer subject to examination by taxing authorities for the years before 2015.

On December 22, 2017, the "Tax Cuts and Jobs Act of 2017," or the Tax Act, was signed into law. The Tax Act, among other things, reduced the maximum statutory federal corporate income tax rate from 35% to 21% effective January 1, 2018. As a result of enactment of the Tax Act, the Company revalued its net deferred tax asset. This revaluation resulted in an additional expense to the income tax provision of $202,463 in 2017.